Derivative Instruments (Tables)	9 Months Ended
Mar. 31, 2014
Derivative Instruments
Schedule of principal terms of the interest rate swaps

Subsidiary	Termination Date	Fixed interest rate	Nominal value March 31, 2014
CMNL(1)	Nov 2018	5.395%	20,456,000
CMNL(1)	Nov 2018	4.936%	12,785,000
CJNP(2)	March 2019	4.772%	33,067,125
CJNP(2)	March 2019	2.960%	11,132,875
CNML(3)	July 2020	4.350%	49,880,000
			127,321,000

(1)                 reduces semi-annually by $1,278,500 with a final settlement of $21,734,500 due in November 2018.

(2)                 reduces semi-annually by $1,700,000 with a final settlement of $28,900,000 due in March 2019.

(3)                 RBS exercised its right to extend the interest rate swap until July 2020 and based on the extension reduces semi-annually by $1,720,000 with a final settlement of $27,520,000 due in July 2020.

Schedule of financial derivatives

		March 31, 2014
Derivatives not designated as hedging instruments	Balance sheet Location	Asset derivatives	Liability derivatives
Interest rate swap agreements	Long-term liabilities—Derivatives instruments	—	14,062,416

Schedule of effect of derivative instruments on the consolidated statement of operations

Derivatives not designated as hedging instruments	Location of gain/(loss) recognized	July 1, 2013 to March 31, 2014
Interest Rate Swap—Change in fair value	Loss on derivatives—net	2,623,456
Interest Rate Swap—Realized loss	Loss on derivatives—net	(3,727,457)
Loss on derivatives—net		(1,104,001)